Concentrations (Details) - Schedule of Suppliers Percentage of Cost - Supplier Concentration Risk [Member] - Revenue Benchmark [Member]	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Supplier 1 [Member]
Schedule of Suppliers Percentage of Cost [Line Items]
Total	28.00%	33.00%
Supplier 2 [Member]
Schedule of Suppliers Percentage of Cost [Line Items]
Total	26.00%	24.00%
Supplier 3 [Member]
Schedule of Suppliers Percentage of Cost [Line Items]
Total	12.00%	8.00%
Total Suppliers [Member]
Schedule of Suppliers Percentage of Cost [Line Items]
Total	66.00%	65.00%